Expected Credit Losses on Financial Assets and Reconciliation of carrying amount (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	R$ 90,190,827
Financial assets at end of period	127,745,263	R$ 90,190,827
Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	31,105,277	14,373,179
Acquisition / (Settlements)	26,320,585	16,732,098
Stage 1 to Stage 2	(727,100)	0
Stage 1 to Stage 3	(3,499)	0
Stage 2 to Stage 1	244,580	0
Stage 3 To Stage 1	0	0
Financial assets at end of period	56,939,843	31,105,277
Stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	361,431	0
Acquisition / (Settlements)	(97,549)	361,431
Stage 1 to Stage 2	727,100	0
Stage 2 to Stage 1	(244,580)	0
Stage 2 to Stage 3	0	0
Stage 3 to Stage 2	0	0
Financial assets at end of period	746,402	361,431
Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	0
Acquisition / (Settlements)	0
Stage 1 to Stage 3	3,499
Stage 2 to Stage 3	0
Stage 3 To Stage 1	0
Stage 3 to Stage 2	0
Financial assets at end of period	3,499	0
Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	31,466,708	14,373,179
Derecognition	0	0
Acquisition / (Settlements)	26,223,036	17,057,719
Financial assets at end of period	57,689,744	31,466,708
Financial assets at fair value through other comprehensive income | Securities | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	19,047,899	2,616,118
Acquisition / (Settlements)	13,292,005	16,431,781
Stage 1 to Stage 2	0	0
Stage 1 to Stage 3	0	0
Stage 2 to Stage 1	0	0
Stage 3 To Stage 1	0	0
Financial assets at end of period	32,339,904	19,047,899
Financial assets at fair value through other comprehensive income | Securities | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	19,047,899	2,616,118
Derecognition	0	0
Acquisition / (Settlements)	13,292,005	16,431,781
Financial assets at end of period	32,339,904	19,047,899
Evaluated at amortized cost | Securities | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	1,829,791	2,266,971
Acquisition / (Settlements)	411,513	(437,180)
Stage 1 to Stage 2	0	0
Stage 1 to Stage 3	0	0
Stage 2 to Stage 1	0	0
Stage 3 To Stage 1	0	0
Financial assets at end of period	2,241,304	1,829,791
Evaluated at amortized cost | Securities | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	1,829,791	2,266,971
Derecognition	0	0
Acquisition / (Settlements)	411,513	(437,180)
Financial assets at end of period	2,241,304	1,829,791
Evaluated at amortized cost | Securities purchased under agreements to resell | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	6,627,779	9,490,090
Acquisition / (Settlements)	2,269,321	(2,862,311)
Stage 1 to Stage 2	0	0
Stage 1 to Stage 3	0	0
Stage 2 to Stage 1	0	0
Stage 3 To Stage 1	0	0
Financial assets at end of period	8,897,100	6,627,779
Evaluated at amortized cost | Securities purchased under agreements to resell | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	6,627,779	9,490,090
Derecognition	0	0
Acquisition / (Settlements)	2,269,321	(2,862,311)
Financial assets at end of period	8,897,100	6,627,779
Evaluated at amortized cost | Loans and credit card operations | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	3,599,808	0
Acquisition / (Settlements)	9,013,279	3,599,808
Stage 1 to Stage 2	(667,692)	0
Stage 1 to Stage 3	(3,494)	0
Stage 2 to Stage 1	211,648	0
Stage 3 To Stage 1	0	0
Financial assets at end of period	12,153,549	3,599,808
Evaluated at amortized cost | Loans and credit card operations | Stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	325,621	0
Acquisition / (Settlements)	(94,671)	325,621
Stage 1 to Stage 2	667,692	0
Stage 2 to Stage 1	(211,648)	0
Stage 2 to Stage 3	0	0
Stage 3 to Stage 2	0	0
Financial assets at end of period	686,994	325,621
Evaluated at amortized cost | Loans and credit card operations | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	0
Acquisition / (Settlements)	0
Stage 1 to Stage 3	3,494
Stage 2 to Stage 3	0
Stage 3 To Stage 1	0
Stage 3 to Stage 2	0
Financial assets at end of period	3,494	0
Evaluated at amortized cost | Loans and credit card operations | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	3,925,429	0
Derecognition	0	0
Acquisition / (Settlements)	8,918,608	3,925,429
Financial assets at end of period	12,844,037	3,925,429
On-balance exposures | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	31,105,277	14,373,179
Acquisition / (Settlements)	24,986,118	16,732,098
Stage 1 to Stage 2	(667,692)	0
Stage 1 to Stage 3	(3,494)	0
Stage 2 to Stage 1	211,648	0
Stage 3 To Stage 1	0	0
Financial assets at end of period	55,631,857	31,105,277
On-balance exposures | Stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	325,621	0
Acquisition / (Settlements)	(94,671)	325,621
Stage 1 to Stage 2	667,692	0
Stage 2 to Stage 1	(211,648)	0
Stage 2 to Stage 3	0	0
Stage 3 to Stage 2	0	0
Financial assets at end of period	686,994	325,621
On-balance exposures | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	0
Acquisition / (Settlements)	0
Stage 1 to Stage 3	3,494
Stage 2 to Stage 3	0
Stage 3 To Stage 1	0
Stage 3 to Stage 2	0
Financial assets at end of period	3,494	0
On-balance exposures | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	31,430,898	14,373,179
Derecognition	0	0
Acquisition / (Settlements)	24,891,447	17,057,719
Financial assets at end of period	56,322,345	31,430,898
Off-balance exposures | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	0
Acquisition / (Settlements)	1,334,467
Stage 1 to Stage 2	(59,408)
Stage 1 to Stage 3	(5)
Stage 2 to Stage 1	32,932
Stage 3 To Stage 1	0
Financial assets at end of period	1,307,986	0
Off-balance exposures | Stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	35,810	0
Acquisition / (Settlements)	(2,878)	35,810
Stage 1 to Stage 2	59,408
Stage 2 to Stage 1	(32,932)
Stage 2 to Stage 3	0
Stage 3 to Stage 2	0
Financial assets at end of period	59,408	35,810
Off-balance exposures | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	0
Acquisition / (Settlements)	0
Stage 1 to Stage 3	5
Stage 2 to Stage 3	0
Stage 3 To Stage 1	0
Stage 3 to Stage 2	0
Financial assets at end of period	5	0
Off-balance exposures | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	35,810	0
Derecognition	0	0
Acquisition / (Settlements)	1,331,589	0
Financial assets at end of period	R$ 1,367,399	R$ 35,810